Finance income and costs	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income [Abstract]
Finance income and costs

39. Finance income and costs

Finance income is analysed as follows:

	2024	2023	2022
Interest income from financial institutions	474	711	29
Other interest income	355	230	839
Total	829	941	868

Finance costs are analysed as follows:

	2024	2023	2022
Interest expenses due to financial institutions	2,864	3,346	2,564
Interest expenses related to lease liabilities	3,810	3,090	2,877
Other interest expenses	1,168	675	1,033
Financial institution commissions	2,359	2,156	2,067
Total	10,201	9,267	8,541